Stockholders' Equity - Narrative (Details)		12 Months Ended
	Oct. 06, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	May 29, 2020 $ / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Shares authorized (in shares)				410,000,000
Common stock, shares authorized (in shares)		400,000,000	400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)				10,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Common stock, shares issued (in shares)		60,433,395	59,901,306
Common stock, shares outstanding (in shares)		60,433,395	59,901,306	50,160,042
Preferred stock, issued (in shares)		0
Preferred stock, outstanding (in shares)		0
Proceeds from Public Offering | $			$ 83,515,000
5-Year Public Warrants
Class of Stock [Line Items]
Units issued (in shares)	20,800,000
Number of shares called by each unit	1
Number of warrants called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Warrants, exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50		$ 11.50
Warrant term	5 years	5 years
Number of securities called by warrants (in shares)	3,249,999
Transfers from an Unrelated Third Party (in shares)		409,585	351,585
Share price threshold to call warrants (in dollars per share) | $ / shares		$ 18.00
Warrants, threshold trading days | $		20
Warrants, trading day period | $		30
Outstanding warrants (in shares)		24,811,068	24,401,483	7,740,000	20,800,000
Public Offering Warrants
Class of Stock [Line Items]
Units issued (in shares)	9,583,334
Number of shares called by each unit	1
Number of warrants called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Warrants, exercise price (in dollars per share) | $ / shares	$ 10.50	$ 10.50
Warrant term	5 years	5 years
Transfers from an Unrelated Third Party (in shares)		0	0
Outstanding warrants (in shares)		9,583,334	9,583,334		0
Units issued, offering price (in dollars per share) | $ / shares	$ 9.00
Units issued, related party (in shares)	5,000,000.0
Proceeds from Public Offering | $	$ 83,100,000